Cash Management Funds

PROSPECTUS June 1, 2013

Institutional Shares

Dreyfus Cash Management (DICXX)

Dreyfus Government Cash Management (DGCXX)

Dreyfus Government Prime Cash Management (DIPXX)

Dreyfus Treasury & Agency Cash Management (DTRXX)

Dreyfus Treasury Prime Cash Management (DIRXX)

Dreyfus Tax Exempt Cash Management (DEIXX)

Dreyfus Municipal Cash Management Plus (DIMXX)

Dreyfus New York Municipal Cash Management (DIYXX)

Dreyfus New York AMT-Free Municipal Cash Management (DYIXX)

Dreyfus California AMT-Free Municipal Cash Management (DIIXX)

This prospectus is to be used only with clients of RBS Securities Inc. RBS Securities Inc., member FINRA (http://www.finra.org)/SIPC (http://www.sipc.org), is an indirect wholly-owned subsidiary of The Royal Bank of Scotland plc.

The daisy device logo and 'RBS' are trademarks of The Royal Bank of Scotland Group plc. Registered in U.S. Patent and Trademark Office and internationally.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summaries
Dreyfus Cash Management	1
Dreyfus Government Cash Management	4
Dreyfus Government Prime Cash Management	7
Dreyfus Treasury & Agency Cash Management	10
Dreyfus Treasury Prime Cash Management	12
Dreyfus Tax Exempt Cash Management	14
Dreyfus Municipal Cash Management Plus	17
Dreyfus New York Municipal Cash Management	20
Dreyfus New York AMT-Free Municipal Cash Management	23
Dreyfus California AMT-Free Municipal Cash Management	26

Fund Details
Goal and Approach	29
Investment Risks	29
Management	31

Shareholder Guide
Buying and Selling Shares	33
General Policies	35
Distributions and Taxes	35
Services for Fund Investors	36
Financial Highlights	37

For More Information
See back cover.

Fund Summary

Dreyfus Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$22		$68	$118	$268

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.01%.

Average Annual Total Returns as of 12/31/12

	1	Year	5 Years	10 Years
Institutional Shares	0.09%		0.75%	1.91%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment for such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus Government Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$22		$68	$118	$268

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.
Average Annual Total Returns as of 12/31/12

	1	Year	5 Years	10 Years
Institutional Shares	0.01%		0.51%	1.76%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment for such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus Government Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$22		$68	$118	$268

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government. While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.
Average Annual Total Returns as of 12/31/12

	1	Year	5 Years	10 Years
Institutional Shares	0.00%		0.47%	1.72%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment for such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus Treasury & Agency Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$22		$68	$118	$268

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements (including tri-party repurchase agreements) in respect of such securities.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.

Average Annual Total Returns as of 12/31/12

	1	Year	5 Years	10 Years
Institutional Shares	0.01%		0.33%	1.61%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment for such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus Treasury Prime Cash Management
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.01
Total annual fund operating expenses	.21

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$22		$68	$118	$268

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.
Average Annual Total Returns as of 12/31/12

	1	Year	5 Years	10 Years
Institutional Shares	0.00%		0.30%	1.52%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, in the calendar year earned, except when your investment is through a tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment for such account).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus Tax Exempt Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.04
Total annual fund operating expenses	.24

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$25		$77	$135	$306

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.
Average Annual Total Returns as of 12/31/12

	1	Year	5 Years	10 Years
Institutional Shares	0.00%		0.57%	1.38%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus Municipal Cash Management Plus
Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.04
Total annual fund operating expenses	.24

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$25		$77	$135	$306

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.
Average Annual Total Returns as of 12/31/12

	1	Year	5 Years	10 Years
Institutional Shares	0.01%		0.61%	1.41%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus New York Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.05
Total annual fund operating expenses	.25

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$26		$80	$141	$318

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.

Average Annual Total Returns as of 12/31/12
	1	Year	5 Years	10 Years
Institutional Shares	0.01%		0.57%	1.38%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal, New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus New York AMT-Free Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.14
Total annual fund operating expenses	.34

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$35		$109	$191	$431

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes. The fund does not invest in municipal obligations that pay interest subject to the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that New York's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)*

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.

Average Annual Total Returns as of 12/31/12*
	1	Year	5 Years	10 Years
Institutional Shares	0.00%		0.55%	1.32%

*The fund commenced operations after all of the assets of another investment company, BNY Hamilton New York AMT-Free Municipal Money Fund (the predecessor fund), were transferred to the fund in a tax-free reorganization on September 12, 2008. Total returns for periods prior to September 13, 2008 (the commencement of operations of Institutional shares) reflect the performance of the Institutional shares of the predecessor fund, and the performance of the fund’s Institutional shares since that date.

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal, New York state and New York city personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Summary

Dreyfus California AMT-Free Municipal Cash Management
Investment Objective

The fund seeks as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management fees	.20
Other expenses (including shareholder services fees)	.04
Total annual fund operating expenses	.24

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Shares	$25		$77	$135	$306

Principal Investment Strategy

As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal and California state income taxes. The fund does not invest in municipal obligations that pay interest subject to the federal alternative minimum tax. The fund also may invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, the fund may invest temporarily in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes that acceptable California state municipal obligations are unavailable for investment.

Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

  Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that California's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

The year-to-date total return of the fund's Institutional shares as of 3/31/13 was 0.00%.

Average Annual Total Returns as of 12/31/12
	1	Year	5	Year	Since Inception
					08/01/07
Institutional Shares	0.06%		0.55%		0.77%

For the current yield for Institutional shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management

The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

The fund is designed for institutional investors. In general, the fund's minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

Tax Information

The fund anticipates that virtually all dividends paid by the fund will be exempt from federal and California state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Fund Details

Goal and Approach

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. In addition, each tax exempt fund seeks current income exempt from federal income tax, and in the case of Dreyfus New York Municipal Cash Management and Dreyfus New York AMT-Free Municipal Cash Management, current income exempt from New York state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management, current income exempt from California state personal income tax.

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

As a money market fund, each fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.

The main difference among the funds is the securities in which they invest. Dreyfus Cash Management invests in a range of money market instruments. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government or U.S. Treasury securities, respectively. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government or U.S. Treasury securities, respectively, and in repurchase agreements. While Dreyfus Cash Management and each tax exempt fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation, each may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund, other than the tax exempt funds, is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund's portfolio is 60 days and the maximum weighted average life to maturity of each fund's portfolio is 120 days.

In response to liquidity needs or unusual market conditions, each fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified.

Throughout this prospectus, references to "the fund" apply to all funds, unless otherwise noted.

Investment Risks

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund's share price from falling below $1.00. The following are the principal risks that could reduce the fund's income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund's share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund's net asset value and remaining fund shareholders.

Risks Applicable to Dreyfus Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security's price to fall, potentially lowering the fund's share price.
  Although the fund invests only in high quality debt securities, any of the fund's holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund's net asset value.

Risks Applicable to Dreyfus Cash Management:

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Risks Applicable to Funds That May Invest in U.S. Treasury Securities and/or U.S. Government Securities:

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Applicable to Funds That May Enter Into Repurchase Agreements:

  Repurchase agreement counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risks Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

  Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

  Structured notes risk. Structured notes, a type of derivative instrument, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these instruments than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

Risks Applicable to Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

  State-specific risk. The fund is subject to the risk that the state's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $240 billion in 168 mutual fund portfolios. For the fiscal year ended January 31, 2013, each of the funds paid Dreyfus a management fee at the effective annual rate set forth in the table below.

Effective Management Fee
Name of Fund	(as a percentage of average daily net assets)
Dreyfus Cash Management	.18
Dreyfus Government Cash Management	.12
Dreyfus Government Prime Cash Management	.09
Dreyfus Treasury & Agency Cash Management	.08
Dreyfus Treasury Prime Cash Management	.04
Dreyfus Tax Exempt Cash Management	.16
Dreyfus Municipal Cash Management Plus	.18
Dreyfus New York Municipal Cash Management	.17
Dreyfus New York AMT-Free Municipal Cash Management	.14
Dreyfus California AMT-Free Municipal Cash Management	.18

A discussion regarding the basis for the board's approving each fund's management agreement with Dreyfus is available in the fund's semiannual report for the six-month period ended July 31, 2012. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $26.2 trillion in assets under custody and administration and $1.4 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

Buying and Selling Shares

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Your price for Institutional shares is the net asset value per share (NAV). Institutional shares are subject to an annual shareholder services fee of up to .25% to reimburse the fund's distributor for shareholder account service and maintenance expenses.

Each fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality, liquidity and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund's NAV is calculated at the following time on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management only, is open for regular business:

Name of Fund	Fund Calculates NAV at:
Dreyfus Cash Management	5:00	p.m.
Dreyfus Government Cash Management	5:00	p.m.
Dreyfus Government Prime Cash Management	3:00	p.m.
Dreyfus Treasury & Agency Cash Management	5:00	p.m.
Dreyfus Treasury Prime Cash Management	3:00	p.m.
Dreyfus Tax Exempt Cash Management	1:00	p.m.
Dreyfus Municipal Cash Management Plus	2:00	p.m.
Dreyfus New York Municipal Cash Management	1:00	p.m.
Dreyfus New York AMT-Free Municipal Cash Management	1:00	p.m.
Dreyfus California AMT-Free Municipal Cash Management	1:00	p.m.
All times are Eastern time.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management:

Orders in proper form received prior to 5:00 p.m. and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 5:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management :

Orders in proper form received prior to 3:00 p.m. and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the NAV determined at 3:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management, and Dreyfus California AMT-Free Municipal Cash Management:

Orders in proper form received prior to 1:00 p.m. and payments for which are received in or converted into Federal Funds by the fund's custodian by 1:00 p.m., will become effective at the NAV determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus:

Orders in proper form received prior to 2:00 p.m. and payments for which are received in or converted into Federal Funds by the fund's custodian by 2:00 p.m., will become effective at the NAV determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

An order in proper form received after the time of day at which a fund determines its NAV will be effective on the following business day, provided the fund's custodian receives Federal Funds by the respective times listed above. For all funds, all times are Eastern time.

Because each tax exempt fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

The minimum initial investment in Institutional shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Cash Advantage Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 3:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, Dreyfus New York AMT-Free Municipal Cash Management, and Dreyfus California AMT-Free Municipal Cash Management:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General Policies

The fund and the fund's transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund or the transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could detract from the fund's performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions change its minimum investment amounts

  "redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets). Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

Each fund also may process purchase and sale orders and calculate its NAV on days the fund's primary trading markets are open and the fund's management determines to do so.

Distributions and Taxes

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account, in which case taxes may be deferred).

Each tax-exempt fund anticipates that virtually all dividends paid by the fund will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management, from California, and, as to Dreyfus New York AMT-Free

Municipal Cash Management and Dreyfus New York Municipal Cash Management, from New York state and New York city, income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. With respect to the Dreyfus California AMT-Free Municipal Cash Management, and Dreyfus New York AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California and New York state and city income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Exchange Privilege

An investor may purchase, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request. If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. There is currently no fee for exchanges.

Dreyfus Auto-Exchange Privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Financial Highlights

These financial highlights describe the performance of the fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

Dreyfus Cash Management		Year Ended January 31,
	2013	2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00		1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.001		.001	.004	.026
Distributions:
Dividends from investment income--net	(.001)	(.001)		(.001)	(.004)	(.026)
Net asset value, end of period	1.00	1.00		1.00	1.00	1.00
Total Return (%)	.08	.07		.15	.41	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21		.21	.22	.21
Ratio of net expenses to average net assets	.21	.19		.21	.22	.21
Ratio of net investment income to average net assets	.08	.07		.14	.40	2.56
Net Assets, end of period ($ x 1,000,000)	23,193	22,695		24,512	34,291	31,821

Dreyfus Government Cash Management		Year Ended January 31,
	2013	2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00		1.00	1.00	1.00
Investment Operations:
Investment income--net	.000 [a]	.000	[a]	.000 [a]	.002	.020
Distributions:
Dividends from investment income--net	(.000)[a]	(.000)[a]		(.000)[a]	(.002)	(.020)
Net asset value, end of period	1.00	1.00		1.00	1.00	1.00
Total Return (%)	.01	.00	[b]	.04	.17	2.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21		.21	.22	.22
Ratio of net expenses to average net assets	.16	.13		.21	.21	.22
Ratio of net investment income to average net assets	.01	.00	[b]	.04	.18	1.63
Net Assets, end of period ($ x 1,000,000)	13,228	18,082		20,529	23,963	33,715
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Financial Highlights (cont'd)

Dreyfus Government Prime Cash Management			Year Ended January 31,
	2013		2012		2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.000	[a]	.001	.019
Distributions:
Dividends from investment income--net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.019)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.01		.11	1.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21		.22		.22		.23	.22
Ratio of net expenses to average net assets	.12		.11		.20		.21	.22
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.01		.12	1.64
Net Assets, end of period ($ x 1,000,000)	3,519		3,543		2,792		3,147	6,439
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Dreyfus Treasury & Agency Cash Management			Year Ended January 31,
	2013		2012		2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.000	[a]	.001	.013
Distributions:
Dividends from investment income--net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)	(.013)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.01		.01		.01		.07	1.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21		.21		.22		.22	.22
Ratio of net expenses to average net assets	.13		.09		.20		.21	.22
Ratio of net investment income to average net assets	.01		.01		.01		.08	1.09
Net Assets, end of period ($ x 1,000,000)	14,499		16,547		7,944		12,015	16,461
[a]Amount represents less than $.001 per share.

Dreyfus Treasury Prime Cash Management			Year Ended January 31,
	2013		2012		2011		2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.000	[a]	.000 [a]	.012
Distributions:
Dividends from investment income--net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]	(.012)
Net asset value, end of period	1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.00	[b]	.02	1.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21		.22		.21		.22	.22
Ratio of net expenses to average net assets	.09		.06		.14		.19	.22
Ratio of net investment income to average net assets	.00	[b]	.00	[b]	.00	[b]	.03	.78
Net Assets, end of period ($ x 1,000,000)	24,582		18,888		15,016		18,751	30,587
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.

Financial Highlights (cont'd)

Dreyfus Tax Exempt Cash Management			Year Ended January 31,
	2013		2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.001	.004	.021
Distributions:
Dividends from investment income--net	(.000)[a]		(.000)[a]		(.001)	(.004)	(.021)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b]	.03		.10	.37	2.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24		.24		.23	.24	.21
Ratio of net expenses to average net assets	.21		.20		.23	.23	.21
Ratio of net investment income to average net assets	.00	[b]	.03		.09	.40	2.06
Net Assets, end of period ($ x 1,000,000)	1,776		2,082		2,831	3,383	5,191
[a]Amount represents less than $.001 per share.

Dreyfus Municipal Cash Management Plus			Year Ended January 31,
	2013		2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.001	.005	.021
Distributions:
Dividends from investment income--net	(.000)[a]		(.000)[a]		(.001)	(.005)	(.021)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.01		.03		.13	.49	2.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24		.24		.24	.25	.21
Ratio of net expenses to average net assets	.23		.22		.24	.23	.21
Ratio of net investment income to average net assets	.01		.03		.13	.50	2.14
Net Assets, end of period ($ x 1,000,000)	353		346		363	360	589
[a]Amount represents less than $.001 per share.

Dreyfus New York Municipal Cash Management			Year Ended January 31,
	2013		2012		2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income--net	.000	[a]	.000	[a]	.001	.004	.020
Distributions:
Dividends from investment income--net	(.000)[a]		(.000)[a]		(.001)	(.004)	(.020)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.01		.03		.13	.45	1.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.25		.24		.24	.25	.22
Ratio of net expenses to average net assets	.23		.21		.24	.23	.22
Ratio of net investment income to average net assets	.01		.04		.12	.44	1.95
Net Assets, end of period ($ x 1,000,000)	133		320		459	589	544
[a]Amount represents less than $.001 per share.

Financial Highlights (cont'd)

Dreyfus New York AMT-Free Municipal Cash Management+
						One		Year
						Month
	Year Ended							Ended
						Ended
	January 31,							December
						January
						31		31,
	2013		2012	2011	2010	2009	[c]	2008
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00	1.00		1.00
Investment Operations:
Investment income--net	.000	[a]	.000 [a]	.001	.005	.001		.021
Distributions:
Dividends from investment income--net	(.000)[a]		(.000)[a]	(.001)	(.005)	(.001)		(.021)
Dividends from net realized gain on	-		-	-	-	-		(.000)[a]
investments
Total Distributions	(.000)[a]		(.000)[a]	(.001)	(.005)	(.001)		(.021)
Net asset value, end of period	1.00		1.00	1.00	1.00	1.00		1.00
Total Return (%)	.00	[b]	.02	.14	.47	.06	[d]	2.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.34		.31	.31	.22	.24	[e]	.25
Ratio of net expenses to average net assets	.28		.25	.23	.22	.24	[e]	.24
Ratio of net investment income to average net assets	.00	[b]	.02	.14	.47	.70	[e]	2.08
Net Assets, end of period ($ x 1,000,000)	83		102	81	110	49		49
+Represents information for the fund's predecessor, BNY Hamilton New York AMT-Free Municipal
Money Fund, through September 12, 2008.
[a]Amount represents less than $.001 per share.
[b]Amount represents less than .01%.
[c]The fund changed its fiscal year end from December 31 to January 31.
[d]Not annualized.
[e]Annualized.

Dreyfus California AMT-Free Municipal Cash Management			Year Ended January 31,
	2013		2012		2011	2010		2009
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00		1.00
Investment Operations:
Investment income--net	.001		.001		.001	.004		.019
Distributions:
Dividends from investment income--net	(.001)		(.001)		(.001)	(.004)		(.019)
Net asset value, end of period	1.00		1.00		1.00	1.00		1.00
Total Return (%)	.06		.05		.13	.40		1.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.24		.24		.24	.29		.22
Ratio of net expenses to average net assets	.22		.22		.24	.22		.17
Ratio of net investment income to average net assets	.01		.05		.13	.34		1.93
Net Assets, end of period ($ x 1,000)	198		174		135	139		91

NOTES

For More Information

Dreyfus Cash Management	Dreyfus Tax Exempt Cash Management
SEC file number: 811-4175	Dreyfus New York AMT-Free Municipal Cash Management
Dreyfus Government Cash Management	Dreyfus California AMT-Free Municipal Cash Management
Dreyfus Government Prime Cash Management	Each a series of Dreyfus Tax Exempt Cash Management Funds
Each a series of Dreyfus Government Cash Management Funds	SEC file number: 811-3954
SEC file number: 811-3964	Dreyfus Municipal Cash Management Plus
Dreyfus Treasury & Agency Cash Management	SEC file number: 811-6172
SEC file number: 811-4723	Dreyfus New York Municipal Cash Management
Dreyfus Treasury Prime Cash Management	SEC file number: 811-6395
SEC file number: 811-5718

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Products and Performance. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

To Obtain Information

By telephone. Call your RBS Securities representative or 1-800-704-7112

By mail. RBS Securities Inc., 600 Washington Boulevard, Stamford, CT 06901. Attn: Money Market Desk By Email. RBSSIMMF@rbs.com. You can obtain product information and email requests for information or literature.

On the Internet. Certain fund documents can be viewed online or downloaded from: SEC: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.

© 2013 MBSC Securities Corporation
CMGT – P0613RBS